Consolidated Statement of Changes in Stockholders' Equity Deficit - USD ($)	Total	Common Stock Issued and Outstanding $0.001 Par	Common Stock Committed to be issued $0.001 Par	Capital in Excess of Par Value	Deficit	Noncontrolling interests in Omagine LLC
Balances at Dec. 31, 2012	$ (847,473)	$ 14,369	$ 107	$ 23,996,481	$ (24,867,849)	$ 9,419
Balances (in shares) at Dec. 31, 2012		14,369,041	107,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock committed to stockholders relations agent for fees		$ 107	$ (107)
Issuance of Common Stock committed to stockholders relations agent for fees (in shares)		107,500	(107,500)
Issuance of Common Stock for cash	$ 125,000	$ 100		$ 124,900
Issuance of Common Stock for cash (in shares)		100,000
Stock option expense	1,445,744			1,445,744
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 55		76,195
Issuance of Common Stock for 401(k) Plan contribution (in shares)		55,253
Stock options exercised by Director's estate	2,720	$ 4		2,716
Stock options exercised by Director's estate (in shares)		4,000
Issuance of common stock for cash	75,000	$ 71		74,929
Restricted shares of Common Shares		71,162
Stock grant to consultant for services rendered	5,330	$ 5		5,325
Stock grant to consultant for services rendered (in shares)		5,000
Stock grants to stockholder relation agents for fees	38,540	$ 40		38,500
Stock grants to stockholder relation agents for fees (in shares)		40,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	205,000	$ 164		204,836
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		163,094
Stock grant to IT consultants for fees	18,189	$ 20		$ 18,169
Stock grant to IT consultants for fees (in shares)		19,988
Adjustments for noncontrolling interests in Omagine LLC	(35,371)					$ (35,371)
Net loss	(2,640,590)				$ (2,640,590)
Balances at Dec. 31, 2013	(1,531,661)	$ 14,935		$ 25,987,795	$ (27,508,439)	$ (25,952)
Balances (in shares) at Dec. 31, 2013		14,935,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable	26,248	$ 34		26,214
Stock grant issued to law firm in satisfaction of $15,812 of accounts payable, Shares		34,374
Issuance of Common Stock for cash	1,487,100	$ 1,004		1,486,096
Issuance of Common Stock for cash (in shares)		1,004,629
Stock option expense	3,486,856			3,486,856
Issuance of Common Stock for finders' fees on retricted Common Stock sales	76,168	$ 47		76,121
Issuance of Common Stock for finders' fees on retricted Common Stock sales, Shares		46,000
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 73		76,177
Issuance of Common Stock for 401(k) Plan contribution (in shares)		73,315
Issuance of common stock for SEDA commitment fees	150,000	$ 86		149,914
Issuance of common stock for SEDA commitment fees (in shares)		85,822
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	310,000	$ 219		309,781
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		218,941
Exercise of Tempest Warrants	663,500	$ 490		663,010
Exercise of Tempest Warrants(in shares)		490,000
Cancellation of Restricted Common Stock to stockholder relations agent	(9,020)	$ (10)		(9,010)
Cancellation of shares issued to stockholder relations agent (in shares)		(10,000)
Issuance of Common Stock for 2014 SEDA commitment fees	150,000	$ 86		$ 149,914
Issuance of Common Stock for 2014 SEDA commitment fees (in shares)		85,822
Adjustments for noncontrolling interests in Omagine LLC	(53,669)					$ (53,669)
Net loss	(5,160,960)				$ (5,160,960)
Balances at Dec. 31, 2014	(479,188)	$ 16,878		$ 32,252,954	$ (32,669,399)	$ (79,621)
Balances (in shares) at Dec. 31, 2014		16,878,119
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for cash	220,000	$ 206		219,794
Issuance of Common Stock for cash (in shares)		206,281
Stock option expense	3,001			3,001
Issuance of Common Stock for finders' fees on retricted Common Stock sales	12,500	$ 8		12,492
Issuance of Common Stock for finders' fees on retricted Common Stock sales, Shares		7,911
Issuance of Common Stock for 401(k) Plan contribution	76,250	$ 37		76,213
Issuance of Common Stock for 401(k) Plan contribution (in shares)		36,483
Stock grant to consultant for services rendered	9,450	$ 5		9,445
Stock grant to consultant for services rendered (in shares)		5,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	25,000	$ 18		24,982
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)		17,696
Exercise of Tempest Warrants	$ 250,000	$ 158		249,842
Exercise of Tempest Warrants(in shares)		158,228
Cancellation of Restricted Common Stock to stockholder relations agent
Issuance of Common Stock to an Executive Officer in payment of salaries payable	$ 120,000	$ 100		119,900
Issuance of Common Stock to an Executive Officer in payment of salaries payable (in share)		100,000
Stock Options exercised by former Director	1,020	$ 2		1,018
Stock Options exercised by former Director (in share)		2,000
Issuance of Common Stock for Directors' Compensation for services September 1, 2015 to December 31, 2015	100,000	$ 50		99,950
Issuance of Common Stock for Directors' Compensation for services September 1, 2015 to December 31, 2015, (in shares)		50,000
Issuance of Restricted Common Stock for cash	14,700	$ 10		14,690
Issuance of Restricted Common Stock for cash (in shares)		10,000
Stock Option expense - Extension of Strategic Options (1,965,000 to December 31, 2016)	915,493			915,493
Stock Option expense - Extension of Strategic Options (950,000 to December 31, 2016)	541,215			541,215
Payment-in-Kind capital contribution of land by noncontrolling interest in Omagine LLC	718,614,000			431,168,400		$ 287,445,600
Stock Option expense - Stock Appreciation Rights (1,455,000 expiring December 31, 2017)	1,654,481			1,654,481
Adjustments for noncontrolling interests in Omagine LLC	(102,160)					$ (102,160)
Net loss	(4,935,261)				$ (4,935,261)
Balances at Sep. 30, 2015	$ 717,040,501	$ 17,472		$ 467,363,870	$ (37,604,660)	$ 287,263,819
Balances (in shares) at Sep. 30, 2015		17,471,718